Provision for credit losses (Tables)	12 Months Ended
Dec. 31, 2021
Provision for credit losses
in	2021		2020	2019
Provision for credit losses (CHF million)
Loans held at amortized cost	(23)		863	284
Other financial assets held at amortized cost	4,291	[1]	24	11
Off-balance sheet credit exposures	(63)		209	29
Provision for credit losses	4,205		1,096	324
1 Primarily reflects a provision for credit losses of CHF 4,307 million related to Archegos.

Bank
Provision for credit losses
in	2021		2020	2019
Provision for credit losses (CHF million)
Loans held at amortized cost	(23)		863	284
Other financial assets held at amortized cost	4,295	[1]	19	11
Off-balance sheet credit exposures	(63)		210	29
Provision for credit losses	4,209		1,092	324
1 Primarily reflects a provision for credit losses of CHF 4,307 million related to Archegos.